Credit Losses - Schedule of Fair Value and Unrealized Losses on Available for Sale Debt Securities (Details) - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Commercial paper
Fair Value And Unrealized Losses On Available For Sale Debt Securities [Line Items]
Less than 12 months, fair value	$ 1,506	$ 3,841
Less than 12 months, unrealized losses	2	1
12 months or longer, fair value	0	0
12 months or longer, unrealized losses	0	0
Commercial paper | Cash and Cash Equivalents
Fair Value And Unrealized Losses On Available For Sale Debt Securities [Line Items]
Cash and Cash Equivalents	0	500
Commercial paper | Marketable Securities, Current
Fair Value And Unrealized Losses On Available For Sale Debt Securities [Line Items]
Marketable Securities, Current	1,506	3,341
Commercial paper | Marketable Securities, Non-Current
Fair Value And Unrealized Losses On Available For Sale Debt Securities [Line Items]
Marketable Securities, Non-Current	0	0
Corporate notes/bonds
Fair Value And Unrealized Losses On Available For Sale Debt Securities [Line Items]
Less than 12 months, fair value	23,927	7,803
Less than 12 months, unrealized losses	58	10
12 months or longer, fair value	498	0
12 months or longer, unrealized losses	1	0
Corporate notes/bonds | Cash and Cash Equivalents
Fair Value And Unrealized Losses On Available For Sale Debt Securities [Line Items]
Cash and Cash Equivalents	0	0
Corporate notes/bonds | Marketable Securities, Current
Fair Value And Unrealized Losses On Available For Sale Debt Securities [Line Items]
Marketable Securities, Current	8,346	4,630
Corporate notes/bonds | Marketable Securities, Non-Current
Fair Value And Unrealized Losses On Available For Sale Debt Securities [Line Items]
Marketable Securities, Non-Current	$ 16,079	$ 3,173